Subsequent events (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 30, 2024	Jun. 30, 2024
Subsequent events
Revenue		€ 781,426	€ 751,448	€ 618,034
Adjusted EBITDA		66,400
Unpartnered R&D expenditures		€ 64,800
Reorganization | Reorganization provision
Subsequent events
Provisions						€ (64,527)
Strategic financial arrangement | Syndicated loan facility
Subsequent events
Notional amount					€ 250,000
Issuance of updated guidance for next financial year | Forecast | Minimum
Subsequent events
Revenue	€ 790,000
Adjusted EBITDA	15,000
Unpartnered R&D expenditures	50,000
Issuance of updated guidance for next financial year | Forecast | Maximum
Subsequent events
Revenue	820,000
Adjusted EBITDA	35,000
Unpartnered R&D expenditures	€ 60,000